INVESTMENT ADVISER
BANK ONE, ARIZONA, NA
Bank One Center
241 North Central Avenue
Phoenix, Arizona 85004

ADMINISTRATOR AND FOUNDER
AQUILA MANAGEMENT CORPORATION
380 Madison Avenue, Suite 2300
New York, New York 10017

BOARD OF TRUSTEES
Lacy B. Herrmann, Chairman
Philip E. Albrecht
Arthur K. Carlson
Thomas W. Courtney
William L. Ensign
Diana P. Herrmann
John C. Lucking
Anne J. Mills
William T. Quinsler

OFFICERS
Lacy B. Herrmann, President
William C. Wallace, Senior Vice President
Susan A. Cook, Vice President
Kristian P. Kjolberg, Vice President
Rose F. Marotta, Chief Financial Officer
Richard F. West, Treasurer
Edward M.W. Hines, Secretary

DISTRIBUTOR
AQUILA DISTRIBUTORS, INC.
380 Madison Avenue, Suite 2300
New York, New York 10017

TRANSFER AND SHAREHOLDER SERVICING AGENT
ADMINISTRATIVE DATA
  MANAGEMENT CORP.
581 Main Street
Woodbridge, New Jersey 07095-1198

CUSTODIAN
BANK ONE TRUST COMPANY, N.A.
100 East Broad Street
Columbus, Ohio 43271

INDEPENDENT AUDITORS
KPMG PEAT MARWICK LLP
345 Park Avenue
New York, New York 10154

Further information is contained in the Prospectus, which must precede or accompany this report.




SEMI-ANNUAL
REPORT
DECEMBER 31, 1996

A TAX-FREE INCOME INVESTMENT

(Logo of Tax-Free Trust of Arizona: eagle sitting on top of flag with a star on it)

(Logo of Aquila Group of Funds: eagle's head)

ONE OF THE
AQUILASM GROUP OF FUNDS

                     TAX-FREE TRUST OF ARIZONA
                       SEMI-ANNUAL REPORT
                   "THE VALUE OF STEADFASTNESS"

                                                        February 18, 1997

Dear Investor:

        Most of us have heard, at one time or another, the story of the tortoise and the hare. With respect to your investment in Tax-Free Trust of Arizona, this old adage, detailing the virtue of steadfastness, speaks volumes. If the finish line you are seeking to cross is one of capital preservation and double tax-free income, then an investment which performs much like the tortoise just might "win the race."

THE CALL OF THE STOCK MARKET

        As I am sure you will agree, recent years have been banner ones for the stock market. The spectacular price increases experienced have made the appeal of investing in equity securities extremely powerful and, at times, almost irresistible.

        If it were possible to know in advance just what and when to buy or sell in order to maximize profit, then constantly switching your investment vehicle, trying to capture the latest trend, would be uncomplicated.

        Unfortunately, "timing" the market, with any degree of consistency, is near impossible. We have generally found that, for the average investor, switching continuously from one security to another in the management of his/her investment portfolio tends to be a fruitless, often imprudent, exercise. With the degree of volatility inherent in the equity markets, missing an upturn or downturn could result in a disastrous loss of invested principal.

PROUD TO BE A TORTOISE

        Our various survey results indicate that a substantial portion of investors in Tax-Free Trust of Arizona are retirees or pre-retirees who are concerned about capital preservation. Accordingly, staying on track with your investment in the Trust could well prove to be the most appropriate course to follow. Although equity investments can be rewarding for a portion of one's capital, it is still critical to keep firmly in mind your overall investment goal and not get disproportionately distracted by the dazzle of other investments.

        It is no great secret that municipal bonds, such as those in which the Trust invests, are generally not exciting investments. Unlike stocks, they do not experience abrupt, dramatic highs. However, it must be kept in mind that municipal bonds also do not experience the dumbfounding lows of stocks. Municipal bond trusts just plod along from year to year, much like the tortoise, producing consistent double tax-free results for shareholders.

        While being a tortoise may not be as glamorous as being a hare, this should not represent a cause for concern. The end result is really what counts - not how you got there, but that you got there at all.

CAPITAL PRESERVATION STRATEGIES

        Although capital preservation is not guaranteed, the Trust does take some very deliberate steps to ensure that there will be minimal volatility in share price over a reasonable time frame.

        The Trust's basic philosophy is "don't put all your eggs in one basket." And, when you choose the eggs for that basket, choose only quality ones.

        DIVERSIFICATION is a key stability tool used in the construction of the Trust's investment portfolio. At year-end 1996, over 220 separate municipal issues were represented in the Trust's portfolio. Having such a breadth of participation helps to ensure against any significant loss of principal by the Trust in the remote event anything ever did go wrong with a particular issuer. Such diversification also enables the Trust to participate in financing many different vital public purpose projects in numerous communities throughout Arizona, thereby benefitting residents of the entire state.

        We have found from experience that sticking with QUALITY is best in the long run. Therefore, investments in the Trust are specifically limited to only the top four credit ratings, or equivalent, of the nine assignable to municipal securities by nationally-known credit rating services. At December 31, 1996, 95.1% of the portfolio was comprised of the top three credit ratings - AAA, AA, AND A.

        Emphasis is also placed on having a SPREAD OF MATURITIES in the Trust's investment portfolio. As you probably are aware, short term maturities tend to have very little price fluctuation, but produce a lesser rate of return than longer maturity securities. Conversely, long-term maturities produce a higher return level, but have a much higher price volatility factor than shorter-term issues since they reflect the risks associated with the unpredictability of future events and the potential interest rate changes over the extended life of the municipal bond.

        By creating a blend of maturities, ranging from under one year to over 20 years in length, the Trust attempts to provide you with a satisfactory level of return without subjecting the share price to excessive swings as interest rates move up and down. Thus, the current average maturity of the Trust's portfolio is the relatively intermediate term of 15.1 years.

        The Trust's Investment Adviser, Bank One, Arizona, NA, examines the above elements very carefully when selecting each individual "egg" for your basket of investments in order to obtain the most appropriate fit. Such careful attention seeks to provide protection for shareholders' capital and promote stability.

TAX-FREE RATE OF RETURN

        What many investors sometime forget is that while the level of income from the Trust may seem unimpressive on the surface, it is DOUBLE TAX-FREE* - free of both regular Federal and State of Arizona income taxes. When the rate of return achieved by the Trust is converted into a taxable equivalent rate, the outcome is generally quite an eye-opener.

        The following chart shows the average annualized level of DOUBLE TAX-FREE income return distributed to shareholders from January 1, 1996 to December 31, 1996, as measured against the maximum public offering price.** It additionally illustrates the rate of taxable income return one would have had to earn in order to equate to the DOUBLE TAX-FREE income return generated by the Trust.

[Graphic of Bar Chart with the following information:]

           TAX-FREE TRUST OF ARIZONA'S DOUBLE TAX-FREE DISTRIBUTION
              RATE AS COMPARED TO THE TAXABLE EQUIVALENT RATE AN
              INVESTOR WOULD HAVE TO EARN AT VARIOUS TAX BRACKETS

Tax Bracket    Taxable Equivalent Rate     Double Tax-Free Distribution Rate
28%             7.38%                       5.04%
31%             7.81%                       5.04%
36%             8.48%                       5.04%
39.6%           9.02%                       5.04%

        No matter which Federal income tax bracket applies, you can readily see that there is quite a difference between the TAXABLE and the DOUBLE TAX-FREE return levels.

OUR PLEDGE TO YOU

        Management of Tax-Free Trust of Arizona values the confidence you have placed in us. You can be assured that we will steadfastly strive to help you cross the finish line of your investment goal.

                                               Sincerely,
                                               /s/ Lacy B. Herrmann
                                               Lacy B. Herrmann
                                               President and Chairman
                                                 of the Board of Trustees

   * Some income may be subject to the alternative minimum tax for certain investors.

  ** The performance shown represents that of Class A shares. Such performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Trust's average annual total return as of 12/31/96 for the past one-year period was 3.60%; for the past five-year period was 6.57%; and for the past ten-year period was 7.02%. These returns do not take into consideration the maximum sales charge of 4%. Returns would be less if the sales charge was applied. As of 12/31/96, the Trust's 30-day SEC yield was 4.36%.

                        TAX-FREE TRUST OF ARIZONA
                        STATEMENT OF INVESTMENTS
                     DECEMBER 31, 1996 (UNAUDITED)

                                                    RATING
  FACE          ARIZONA GENERAL OBLIGATION BONDS    MOODY'S/          MARKET
  AMOUNT             (29.4% OF NET ASSETS)          S&P              VALUE
                   Apache Co.,
  $ 750,000           5.100%, 7-1-99                  Baa/NR      $   754,687
                   Bullhead City Parkway
                      Improvement District,
  1,055,000           6.100%, 1-1-11                  Baa/NR        1,077,419
  1,000,000           6.100%, 1-1-12                  Baa/NR        1,031,250
                   Chandler, Arizona,
    500,000           7.100%, 7-1-04 (pre-refunded)  Baa1/A+          545,000
    450,000           7.000%, 7-1-12, FGIC Insured   Aaa/AAA          496,688
  2,000,000           5.125%, 7-1-14, MBIA Insured   Aaa/AAA        1,917,500
                   Cochise Co. Unified School
                      District No. 68 (Sierra
                      Vista),
  1,000,000           6.000%, 7-1-06, FGIC Insured   Aaa/AAA        1,062,500
  1,000,000           6.100%, 7-1-08, FGIC Insured   Aaa/AAA        1,056,250
    925,000           5.750%, 7-1-09, FGIC Insured   Aaa/AAA          956,219
                   Coconino Co. Unified School
                      District No. 1 (Flagstaff),
  2,000,000           5.500%, 7-1-09, AMBAC Insured  Aaa/AAA        2,030,000
                   Coconino & Yavapai Unified
                      School District (Sedona),
  1,000,000           5.900%, 7-1-07                  NR/A-         1,032,500
  1,000,000           5.700%, 7-1-07, FGIC Insured   Aaa/AAA        1,042,500
                   Flagstaff, Arizona,
    500,000           6.300%, 7-1-06, FGIC Insured   Aaa/AAA          531,875
  1,580,000           6.000%, 7-1-07, FGIC Insured   Aaa/AAA        1,643,200
                   Gila Co. Unified School District
                      No. 10 (Payson),
    500,000           5.750%, 7-1-09, AMBAC Insured  Aaa/AAA          520,000
                   La Paz Co. Unified School
                      District No. 27 (Parker),
    800,000           6.000%, 7-1-05                  Baa/NR          825,000
                   Maricopa Co. Elementary School
                      District No. 1 (Phoenix),
    250,000           5.800%, 7-1-10, FSA Insured    Aaa/AAA          259,375
                   Maricopa Co. Elementary School
                      District No. 3 (Tempe),
    500,000           8.000%, 7-1-01                  A1/AA           571,875
    750,000           5.400%, 7-1-12, FGIC Insured   Aaa/AAA          751,875
  2,780,000           6.000%, 7-1-13, AMBAC Insured  Aaa/AAA        2,929,425
                   Maricopa Co. Unified School
                      District No. 4 (Mesa),
  2,750,000           5.500%, 7-1-06, FGIC Insured   Aaa/AAA        2,853,125
  2,375,000           5.400%, 7-1-09, FSA Insured    Aaa/AAA        2,410,625
    750,000           5.650%, 7-1-11, FGIC Insured   Aaa/AAA          768,750
                   Maricopa Co. School District No.
                      8 (Osborn),
  1,945,000           6.100%, 7-1-05                   A1/A         2,146,794
  1,010,000           7.200%, 7-1-08 (pre-refunded)   A1/NR         1,090,800
                   Maricopa Co. Unified School
                      District  No. 11 (Peoria),
    500,000           9.250%, 7-1-01, FGIC Insured   Aaa/AAA          595,625
  2,000,000           6.100%, 7-1-10, AMBAC Insured  Aaa/AAA        2,137,500
                   Maricopa Co. Unified School
                      District No. 25 (Liberty),
    750,000           7.500%, 7-1-05                  Baa/NR          818,437
                   Maricopa Co. Elementary School
                      District No. 28 (Kyrene),
    835,000           6.000%, 7-1-12,(pre-refunded)  Aaa/AAA          895,538
                   Maricopa Elementary School
                      District No. 38 (Madison),
  1,350,000           5.400%, 7-1-11, FGIC Insured   Aaa/AAA        1,356,750
  2,000,000           5.800%, 7-1-15, MBIA Insured   Aaa/AAA        2,065,000
                   Maricopa Co. Unified School
                      District No. 41 (Gilbert),
  1,750,000           6.250%, 7-1-15, FSA Insured    Aaa/AAA        1,872,500
                   Maricopa Co. Unified School
                      District No. 48 (Scottsdale),
    750,000           6.750%, 7-1-09 (pre-refunded)   Aa/AA           825,938
  1,000,000           5.000%, 7-1-14                  Aa/AA           955,000
                   Maricopa Co. Elementary School
                      District No. 68 (Alhambra),
  1,335,000           6.800%, 7-1-10, AMBAC Insured  Aaa/AAA        1,451,812
  1,000,000           5.100%, 7-1-11, AMBAC Insured  Aaa/AAA          971,250
  1,000,000           5.125%, 7-1-12, AMBAC Insured  Aaa/AAA          975,000
                   Maricopa Co. Unified School
                      District No. 69 (Paradise
                      Valley),
  3,250,000           7.000%, 7-1-07                  A1/A+         3,644,062
  2,400,000           5.800%, 7-1-09, AMBAC Insured  Aaa/AAA        2,556,000
  1,000,000           5.300%, 7-1-11, MBIA Insured   Aaa/AAA        1,001,250
                   Maricopa Co. Unified School
                      District No. 80 (Chandler),
    715,000           5.800%, 7-1-09, FGIC Insured   Aaa/AAA          747,175
                   Maricopa Co. Unified School
                      District No. 98 (Fountain
                      Hills),
  1,000,000           5.750%, 7-1-12, AMBAC Insured  Aaa/AAA        1,030,000
                   Maricopa Co. High School
                      District No. 205 (Glendale
                      Union),
  1,000,000           5.350%, 7-1-08                  A1/AA-        1,018,750
  1,000,000           5.500%,  7-1-11, FGIC Insured  Aaa/AAA        1,010,000
  2,000,000           5.700%,  7-1-14, FGIC Insured  Aaa/AAA        2,050,000
                   Maricopa Co. High School
                      District  No. 210 (Phoenix
                      Union),
  2,000,000           6.750%, 7-1-04 (pre-refunded)   Aa/AA         2,202,500
  1,000,000           7.100%, 7-1-04                  Aa/AA         1,145,000
  2,000,000           6.200%, 7-1-06                  Aa/AA         2,150,000
  3,000,000           5.450%, 7-1-08                  Aa/AA         3,075,000
  2,000,000           5.700%, 7-1-15                  Aa/AA         2,020,000
                   Maricopa Co. High School
                      District No. 213 (Tempe),
  1,000,000           6.000%, 7-1-12, FGIC Insured   Aaa/AAA        1,057,500
                   Maricopa Co. Unified School
                      District No. 214 (Tolleson),
  1,075,000           5.000%, 7-1-10, FGIC Insured   Aaa/AAA        1,045,437
                   Mesa, Arizona,
  5,425,000           5.700%, 7-1-08, MBIA Insured   Aaa/AAA        5,675,906
                   Mohave Co. Unified School
                      District No. 1 (Lake Havasu),
    650,000           5.150%, 7-1-08, AMBAC Insured  Aaa/AAA          650,812
  1,000,000           5.375%, 7-1-12, AMBAC Insured  Aaa/AAA          995,000
                   Navajo Co. Unified School
                      District No. 1 (Winslow),
  1,000,000           5.200%, 7-1-08, AMBAC Insured  Aaa/AAA        1,006,250
                   Navajo Co. Unified School
                      District No. 2 (Joseph City),
    550,000           6.700%,  7-1-00                NR/BBB-          582,312
                   Navajo Co. Unified School
                      District No. 32 (Blue Ridge),
    985,000           5.900%,  7-1-08, FSA Insured   Aaa/AAA        1,042,869
    640,000           5.800%,  7-1-14, FGIC Insured  Aaa/AAA          660,000
                   Phoenix, Arizona,
  1,040,000           7.500%, 7-1-03                 Aaa/AA+        1,207,700
  1,240,000           6.250%, 7-1-17                 Aa1/AA+        1,371,750
    900,000           5.600%, 7-1-11                 Aa1/AA+          922,500
  1,500,000           5.100%, 7-1-13                 Aa1/AA+        1,460,625
  1,000,000           6.250%, 7-1-16                 Aa1/AA+        1,102,500
  2,000,000           5.000%, 7-1-19                 Aa1/AA+        1,900,000
                   Pima Co. Unified School District
                      No. 1 (Tucson),
  1,000,000           6.875%, 7-1-10, (pre-refunded) Aaa/AAA        1,107,500
  2,000,000           6.100%, 7-1-11, FGIC Insured   Aaa/AAA        2,097,500
                   Pima Co. Unified School District
                      No. 8 (Flowing Wells),
  1,090,000           5.900%, 7-1-13                   A/NR         1,121,337
                   Pima Co. Unified School District
                      No.12 (Sunnyside),
  1,250,000           5.500%, 7-1-10, MBIA Insured   Aaa/AAA        1,268,750
                   Pinal Co. Elementary School
                      District No. 4 (Casa Grande),
    750,000           6.000%, 7-1-04, AMBAC Insured  Aaa/AAA          802,500
                   Pinal Co. School District No. 8
                      (San Manuel),
  1,000,000           6.800%, 7-1-10                  NR/BBB        1,071,250
                   Pinal Co. Unified School District
                      No. 43 (Apache Junction),
  1,500,000           5.850%, 7-1-15, FGIC Insured   Aaa/AAA        1,550,625
                   Pinal Co. High School District
                      No. 82 (Casa Grande),
  1,500,000           5.375%, 7-1-09, AMBAC Insured  Aaa/AAA        1,526,250
                   Pinewood Sanitary District,
    605,000           6.500%, 7-1-09                  NR/NR*          612,562
                   Prescott Valley Sewer Collection
                      Improvement District,
    500,000           7.900%, 1-1-12                 NR/BBB-          557,500
                   Santa Cruz Co. Unified School
                      District No. 1 (Nogales),
    400,000           7.700%, 7-1-03, (pre-refunded) Aaa/AAA          456,500
  1,000,000           5.800%, 7-1-13, FSA Insured    Aaa/AAA        1,016,250
                   Scottsdale, Arizona,
  1,250,000           6.000%, 7-1-14                 Aa1/AA+        1,296,875
                   Tempe, Arizona,
  1,000,000           5.300%, 7-1-09                  Aa/AA+        1,015,000
  1,450,000           6.000%, 7-1-10                  Aa/AA+        1,506,187
  1,290,000           5.400%, 7-1-11                  Aa/AA+        1,304,512
                   Tucson, Arizona,
    500,000           5.750%, 7-1-09, FGIC Insured   Aaa/AAA          523,750
  2,000,000           6.100%, 7-1-12, FGIC Insured   Aaa/AAA        2,370,175
  2,500,000           5.750%, 7-1-20                  Aa/AA         2,540,625
                   Yavapai Co. Unified School
                      District No. 28 (Camp Verde),
    500,000           6.000%, 7-1-08, FGIC Insured   Aaa/AAA          538,750
                   Yuma, Arizona,
  2,000,000           6.125%, 7-1-12, AMBAC Insured  Aaa/AAA        2,117,500
                     Total Arizona General
                       Obligation Bonds                           115,958,378

                   ARIZONA REVENUE BONDS (65.4%
                      OF NET ASSETS)

                   Airport Revenue Bonds (1.5%
                      of Net Assets)
                   Phoenix, Municipal Airport
                      Authority,
  2,750,000           7.800%, 7-1-11, AMT             Aa/AA+        2,840,145
  1,210,000           7.875%, 7-1-14, AMT             Aa/AA+        1,251,104
    565,000           6.400%, 7-1-12, AMT, MBIA
                        Insured                      Aaa/AAA          604,550
                   Tucson, Municipal Airport
                      Authority,
  1,000,000           5.700%, 6-1-13, MBIA Insured   Aaa/AAA        1,012,500
                     Total Arizona Airport Authority
                        Bonds                                       5,708,299

                   Basic Service Revenue Bonds
                      (13.2% of Net Assets)
                   Arizona Department of
                      Transportation Revenue Bonds,
  1,400,000           5.100%, 7-1-11                  Aa/AA         1,361,500
                   Casa Grande Excise Tax Revenue
                      Bonds,
    365,000           6.000%, 4-1-10, FGIC Insured   Aaa/AAA          380,512
                   Chandler Solid Waste System
                      Revenue Bonds,
    525,000           5.375%, 7-1-16                   A/A            502,031
                   Chandler Street & Highway User
                      Revenue Bonds,
  1,000,000           5.500%, 7-1-16                   A/A+           978,750
                   Chandler Water & Sewer Revenue
                      Bonds,
  2,015,000           6.250%, 7-1-13, FGIC Insured   Aaa/AAA        2,143,456
                   Gilbert Water & Sewer Revenue
                      Bonds,
  2,500,000           6.500%, 7-1-12, FGIC Insured   Aaa/AAA        2,712,500
                   Mesa Utility System Revenue
                      Bonds,
  4,000,000           5.375%, 7-1-12, FGIC Insured   Aaa/AAA        3,975,000
  2,750,000           5.375%, 7-1-14, FGIC Insured   Aaa/AAA        2,715,625
                   Phoenix, Civic Improvement
                      Corp. Water System Revenue
                      Bonds,
  4,200,000           5.500%, 7-1-10                  Aa/AA-        4,242,000
  1,885,000           5.000%, 7-1-13                   A1/A         1,750,694
  1,500,000           5.400%, 7-1-14                  A1/AA-        1,464,375
  1,250,000           5.000%, 7-1-18                   A1/A         1,135,937
  1,000,000           6.000%, 7-1-19                  Aa/AA-        1,030,000
                   Phoenix, Street & Highway User
                      Revenue Bonds,
  2,490,000           6.250%, 7-1-06                  A1/AA         2,707,875
  1,000,000           6.500%, 7-1-08,(pre-refunded)   NR/AA         1,108,750
  3,200,000           6.250%, 7-1-11                  A1/AA         3,392,000
  5,000,000           6.250%, 7-1-11                   A/A+         5,237,500
  3,265,000           6.250%, 7-1-11 MBIA Insured    Aaa/AAA        3,501,713

                   Pima County, Sewer Revenue
                      Bonds,
  1,350,000           6.750%, 7-1-15, FGIC Insured   Aaa/AAA        1,464,750
                   Sedona Sewer Revenue Bonds,
  2,600,000           8.750%, 7-1-10 (pre-refunded)   NR/AAA        2,993,250
    700,000           7.400%, 7-1-11 (pre-refunded)   NR/AAA          783,125
  1,055,000           7.000%, 7-1-12                  NR/BBB        1,130,169
                   Sierra Vista, Street & Highway
                      Revenue Bonds,
    500,000           6.400%, 7-1-03, AMBAC Insured  Aaa/AAA          518,125
                   Tucson, Water System Revenue
                      Bonds,
    500,000           7.000%, 7-1-10, MBIA Insured   Aaa/AAA          528,750
  1,500,000           6.700%, 7-1-12                  A1/A+         1,621,875
  2,245,000           5.750%, 7-1-18                  A1/A+         2,256,225
    500,000           6.000%, 7-1-21, MBIA Insured   Aaa/AAA          518,750
                     Total Basic Service Revenue
                        Bonds                                      52,155,237

                   Hospital Revenue Bonds (4.3%
                     of Net Assets)
                   Arizona Health Facilities (Northern
                     Arizona Healthcare System),
    695,000           5.250%, 10-1-10, MBIA Insured  Aaa/AAA          679,368
                   Arizona Health Facilities (St.
                      Luke's Health System),
  3,175,000           7.250%, 11-1-14,(pre-refunded)  Aaa/NR        3,599,656
                   Arizona Health Facilities
                      (Samaritan Health),
  2,500,000           5.625%, 12-1-15, MBIA Insured  Aaa/AAA        2,500,000
                   Chandler Industrial Development
                      Authority (Ahwatukee Medical
                      Facility),
    900,000           7.000%, 7-1-22                  NR/NR*          885,375
                   Maricopa Co. Industrial
                      Development Authority (Mercy
                      Health Care System-St.
                      Joseph's Hospital) Revenue
                      Bonds,
  1,015,000           7.750%, 11-1-10                 NR/AAA        1,167,250
                   Mesa Industrial Development
                      Authority (Western Health),
  2,000,000           7.625%, 1-1-19, BIGI Insured   Aaa/AAA        2,165,000
                   Mohave Co. Industrial
                      Development Authority
                      (Baptist Hospital),
  1,150,000           5.700%, 9-1-15, MBIA Insured   Aaa/AAA        1,158,625

                   Pima Co. Industrial Development
                      Authority (Tucson Medical
                      Center),
  1,000,000           6.375%, 4-1-12, MBIA Insured   Aaa/AAA        1,067,500
    400,000           7.000%, 4-1-14, MBIA Insured   Aaa/AAA          406,300
    500,000           5.000%, 4-1-15, MBIA Insured   Aaa/AAA          473,125
                   Scottsdale Industrial
                      Development Authority
                     (Scottsdale Memorial Hospital),
  2,000,000           5.500%, 9-1-12, AMBAC Insured  Aaa/AAA        2,025,000
  1,000,000           6.125%, 9-1-17, AMBAC Insured# Aaa/AAA        1,011,250
                     Total Hospital Revenue Bonds                  17,138,449

                   Lease Revenue Bonds (8.4% of Net
                      Assets)
                   Arizona Certificates of
                      Participation Lease Revenue
                      Bonds,
    840,000           6.625%, 9-1-08, FSA Insured    Aaa/AAA          911,400
  2,000,000           6.500%, 3-1-08, FSA Insured    Aaa/AAA        2,162,500
                   Arizona Municipal Finance
                      Program  No. 20,
  1,300,000           7.700%, 8-1-10, BIGI Insured   Aaa/AAA        1,522,625
                   Arizona Municipal Finance
                      Program No. 34,
  1,000,000           7.250%, 8-1-09, BIGI Insured   Aaa/AAA        1,183,750
                   Avondale Municipal Facilities
                      Lease Revenue Bonds,
    350,000           7.150%, 7-1-13, MBIA Insured   Aaa/AAA          367,062
  1,185,000           5.200%, 7-1-13, MBIA Insured   Aaa/AAA        1,147,969
                   Bullhead City Municipal Property
                      Corp. Lease Revenue Bonds,
  1,670,000           5.200%, 7-1-09, MBIA Insured   Aaa/AAA        1,659,563
    500,000           7.200%, 7-1-10, FGIC Insured   Aaa/AAA          544,375
                   Glendale Municipal Property
                      Corp. Lease Revenue Bonds,
  1,000,000           7.000%, 7-1-09, MBIA Insured   Aaa/AAA        1,061,250
                   Lake Havasu City Certificates
                      of Participation Lease
                      Revenue Bonds,
    950,000           5.625%, 6-1-04, FGIC Insured   Aaa/AAA          991,562
    500,000           7.000%, 6-1-05, FGIC Insured   Aaa/AAA          547,500
                   Maricopa Co. Certificates of
                      Participation Lease Revenue
                      Bonds,
  1,000,000           6.000%, 6-1-04                 Baa/BBB        1,033,750
                   Nogales Municipal Development
                      Authority Lease Revenue Bonds,
    500,000           8.000%, 6-1-08, (pre-refunded) Aaa/AAA          532,500

                   Oro Valley Municipal Property
                      Corp. Lease Revenue Bonds,
  2,085,000           5.375%, 7-1-26, MBIA Insured   Aaa/AAA        2,030,269
                   Phoenix Civic Improvement Lease
                      Revenue Bonds,
  1,890,000           6.300%, 7-1-14                  Aa/AA+        2,008,125
  1,500,000           6.000%, 7-1-14                  Aa/AA+        1,561,875
                   Pinal Co. Certificates of
                      Participation Lease Revenue
                      Bonds,
  1,180,000           6.250%, 6-1-04                  NR/AA         1,262,600
                   Prescott Municipal Property
                      Corp. Lease Revenue Bonds,
  1,000,000           7.000%, 7-1-10 (pre-refunded)  Aaa/AAA        1,077,500
                   Scottsdale Municipal Property
                      Corp. Lease Revenue Bonds,
  2,200,000           6.250%, 11-1-10, FGIC Insured  Aaa/AAA        2,332,000
  2,620,000           6.250%, 11-1-14, FGIC Insured  Aaa/AAA        2,744,450
                   Tucson Certificate of
                      Participation Lease Revenue
                      Bonds,
    525,000           5.700%, 7-1-02                  NR/A-           528,937
  1,000,000           6.375%, 7-1-09                 Baa1/AA        1,063,750
                   Tucson Business Development
                      Finance Corp,
  2,275,000           6.250%, 7-1-12, FGIC Insured   Aaa/AAA        2,420,031
                   University of Arizona
                      Certificates of Participation
                      Lease Revenue Bonds,
  1,000,000           5.650%, 9-1-09, FSA Insured    Aaa/AAA        1,025,000
                   Yuma Municipal Property Corp.
                      Lease Revenue Bonds,
  1,385,000           5.250%, 7-1-12, AMBAC Insured  Aaa/AAA        1,352,106
                     Total Lease Revenue Bonds                     33,072,449

                   Mortgage Revenue Bonds (3.8% of
                     Net Assets)
                   Maricopa Co. Industrial
                      Development Authority Single
                      Family Mortgage Revenue Bonds,
  1,250,000           0.000%, 12-31-14               Aaa/AAA          437,500
                   Maricopa Co. Industrial
                      Development Authority
                      Multi-Family Mortgage Revenue
                      Bonds (Advantage Point
                      Project),
  1,000,000           6.500%, 7-1-16                   A/NR         1,007,500
                   Mohave Co. Industrial
                      Development Authority
                      (Chris Ridge Village),
  1,040,000           6.250%, 11-1-16                 NR/AAA        1,080,300

                   Peoria Industrial Development
                      Authority (Casa Del Rio),
  2,500,000           7.300%, 2-20-28                 NR/AAA        2,712,500
                   Phoenix Industrial Development
                      Authority Single Family
                      Mortgage Revenue,
  1,750,000           6.300%, 12-1-12, AMT            NR/AAA        1,804,687
                   Pima Co. Industrial Development
                      Authority (Broadway Proper),
    500,000           8.150%, 12-1-25                 NR/A-           551,225
                   Pima Co. Industrial Development
                      Authority Single Family
                      Mortgage Revenue,
    330,000           7.625%, 2-1-12                   A/NR           344,850
  1,015,000           6.500%, 2-1-17                   A/NR         1,037,838
  2,000,000           6.750%, 11-1-27, AMT            NR/AAA        2,082,500
                   Scottsdale Industrial
                     Development Authority
                     (Westminster Village),
  1,185,000           7.700%, 6-1-06                  NR/NR*        1,270,912
    500,000           10.000%, 6-1-17(pre-refunded)   NR/NR*          527,735
                   Tempe Industrial Development
                      Authority (Friendship
                      Village),
  1,500,000           6.500%, 12-1-08                 NR/NR*        1,492,500
                   Tucson & Pima Co. Single Family
                      Mortgage Revenue Bonds,
  2,000,000           0.000%, 12-1-14                Aaa/AAA          695,000
                   Total Mortgage Revenue Bonds                    15,045,047

                   Pollution Control Revenue Bonds
                     (7.2% of Net Assets)
                   Casa Grande Industrial
                      Developement Authority (Frito
                      Lay) Revenue Bonds,
    250,000           6.650%, 12-1-14                 A1/NR           271,250
                   Gila Co. Pollution Control
                      (Asarco) Revenue Bonds,
  3,900,000           8.900%, 7-1-06                  Baa2/BBB      4,089,384
                   Gilbert Industrial Development
                      Authority Wastewater
                      Reclamation Facility Revenue
                      Bonds,
    600,000           10.000%, 10-1-10 (pre-refunded) NR/NR*          719,250
                   Greenlee Co. Pollution Control
                      (Phelps Dodge) Revenue Bonds,
  9,185,000           5.450%, 6-1-09                   A2/A         9,207,962

                   Mohave Co. Industrial Development
                      Authority (North Star Steel)
                      Revenue Bonds,
  4,150,000           5.500%, 12-1-20, AMT           Aa3/AA-        4,051,437
                   Navajo Co. Pollution Control
                      Revenue Bonds (Arizona
                      Public Service),
  5,000,000           5.875%, 8-15-28, MBIA Insured  Aaa/AAA        5,075,000
                   Pinal Co. Industrial Development
                      Authority Bonds (Browning
                      Ferris),
  5,000,000           5.000%, 2-1-06, AMT              A2/A         4,925,000
                   Total Pollution Control Revenue
                      Bonds                                        28,339,283

                   University Revenue Bonds
                     (10.5% of Net Assets)
                   Arizona Board of
                      Regents-Arizona State
                      University System Revenue
                      Bonds,
  3,000,000           5.500%, 7-1-19                  A1/AA         2,928,750
  6,750,000           5.750%, 7-1-12                  A1/AA         6,825,938
  3,000,000           5.500%, 7-1-19 MBIA Insured    Aaa/AAA        2,985,000
  7,000,000           6.125%, 7-1-15                  A1/AA         7,201,250
                   Arizona Board of
                      Regents-Northern Arizona
                      University System Revenue
                      Bonds,
    500,000           9.900%, 6-1-98                  A1/A+           540,625
  1,000,000           6.400%, 6-1-07, FGIC Insured   Aaa/AAA        1,073,750
  1,480,000           7.500%, 6-1-07 (pre-refunded)   A1/A+         1,592,850
  3,150,000           5.800%, 6-1-08, AMBAC Insured  Aaa/AAA        3,264,187
                   Arizona Board of
                      Regents-University of
                      Arizona System Revenue
                      Bonds,
  2,750,000           6.250%, 6-1-11                  A1/AA         2,897,813
  3,000,000           7.000%, 6-1-15 (pre-refunded)   A1/AA         3,303,750
                   Arizona Educational Loan Mktg
                      Corp.,
  1,000,000           6.000%, 9-1-01, AMT             Aa/NR         1,036,250
    450,000           7.000%, 3-1-05, AMT              A/NR           475,312
  1,720,000           5.700%, 12-1-08, AMT             A/NR         1,715,700
                   Arizona Student Loan Revenue,
    500,000           6.600%, 5-1-10                  Aa/NR           527,500
                   East Valley Institute of
                      Technology,
    820,000           6.000%, 7-1-05, AMBAC Insured  Aaa/AAA          857,925

                   Glendale Industrial Development
                      Authority
                      (American Graduate School),
    300,000           7.125%, 7-1-20, (pre-refunded)  NR/AAA          350,250
  2,100,000           5.625%, 7-1-20, CONLEE Insured  NR/AAA        2,076,375
                   Yavapai Co. Community College
                      District Revenue Bonds,
  1,070,000           5.400%, 7-1-10, FGIC Insured   Aaa/AAA        1,078,025
    500,000           6.000%, 7-1-12                  NR/A-           514,375
                     Total University Revenue Bonds                41,245,625

                   Utility Revenue Bonds (16.5% of
                      Net Assets)
                   Arizona Power Authority (Hoover
                      Dam Project) Revenue Bonds,
  2,870,000           5.300%, 10-1-06, MBIA Insured  Aaa/AAA        2,941,750
  8,500,000           5.375%, 10-1-13, MBIA
                        Insured##                    Aaa/AAA        8,372,500
  2,425,000           5.250%, 10-1-17,MBIA Insured   Aaa/AAA        2,318,906
                   Arizona Wastewater Management
                      Authority Revenue Bonds,
  1,700,000           6.800%, 7-1-11                  Aa/AA+        1,876,375
  1,240,000           5.625%, 7-1-15, AMBAC Insured  Aaa/AAA        1,249,300
                   Central Arizona Water
                      Conservation District Revenue
                      Bonds,
  1,500,000           4.750%,   5-1-09, MBIA Insured Aaa/AAA        1,426,875
  2,000,000           5.500%, 11-1-09                 A1/AA-        2,052,500
  1,000,000           5.500%, 11-1-10                 A1/AA-        1,028,750
  3,000,000           7.125%, 11-1-11 (pre-refunded)  A1/AA-        3,345,000
  2,000,000           6.500%, 11-1-11 (pre-refunded)  A1/AA-        2,192,500
                   Maricopa Co. Industrial
                      Development Authority
                      (Citizens Utility),
  1,000,000           6.875%, 9-1-03 AMT              NR/AA+        1,032,680
                   Mohave Co. Industrial Development
                      Authority (Citizens Utility),
  3,000,000           7.050%, 8-1-20                  NR/AA+        3,262,500
                   Pima Co. Industrial Development
                      Authority (Tucson Electric)
                      Revenue Bonds,
  2,920,000           7.250%, 7-15-10, FSA Insured   Aaa/AAA        3,226,600

                   Salt River Project Agricultural
                      Improvement and Power Revenue
                      Bonds,
  4,500,000           6.200%, 1-1-12                  Aa/AA         4,691,250
  2,000,000           5.250%, 1-1-13                  Aa/AA         1,952,500
    650,000           6.000%, 1-1-13                  Aa/AA           669,500
  1,200,000           5.250%, 1-1-19                  Aa/AA         1,143,000
  8,500,000           6.250%, 1-1-19                  Aa/AA         8,893,125
  8,000,000           6.250%, 1-1-27                  Aa/AA         7,288,750
  3,230,000           5.750%, 1-1-19                  Aa/AA         3,238,075
  2,000,000           5.000%, 1-1-13                  Aa/AA         1,897,500
                   Santa Cruz Industrial
                      Development Authority
                      (Citizens Utility),
  1,020,000           7.150%, 2-1-23, AMT             NR/AA+        1,077,375
                     Total Utility Revenue Bonds                   65,177,311
                     Total Arizona Revenue Bonds                  257,881,700

                   PUERTO RICO BONDS (3.9% OF NET
                      ASSETS)
                   Puerto Rico General Obligation
                      Bonds,
  1,000,000           6.250%, 7-1-10                  Baa1/A        1,048,750
  1,500,000           6.350%, 7-1-10                  Baa1/A        1,597,500
  2,300,000           6.000%, 7-1-14, MBIA Insured   Aaa/AAA        2,394,875
  2,035,000           6.450%, 7-1-17                  Baa1/A        2,177,450
                   Puerto Rico Highway Authority
                      Revenue Bonds,
    500,000           7.600%, 7-1-02 (pre-refunded)   Baa1/A          561,250
  2,750,000           5.500%, 7-1-26                  Baa1/A        2,657,188
                   Puerto Rico Industrial, Medical
                      & Environmental Revenue Bonds,
  3,500,000           6.250%, 11-15-13, (Pepsico)      A1/A         3,745,000
  1,000,000           7.600%, 5-1-14, (Warner
                        Lambert)                      NR/AA3        1,092,500
                     Total Puerto Rico Bonds                       15,274,513

                   Total Investments (cost
                      $374,099,855**)      98.7%                  389,114,591
                   Other assets in excess
                      of liabilities        1.3%                    5,303,089
                   Net Assets             100.0%                $ 394,417,680

  * Any security not rated must be determined by the Investment Adviser to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a rating service.

  +   When-issued security.

  ++ This security is pledged as collateral for the Trust's when-issued commitments.

  **  Cost for Federal tax purposes is identical.

                     TAX-FREE TRUST OF ARIZONA
                STATEMENT OF ASSETS AND LIABILITIES
                  DECEMBER 31, 1996 (UNAUDITED)

ASSETS
Investments at value (identified cost - $374,099,855)           $ 389,114,591
Interest receivable                                                 9,406,632
Receivable for Trust shares sold                                      271,865
Other assets                                                           25,667
    Total assets                                                  398,818,755

LIABILITIES
Payable for investment securities purchased                         3,371,726
Cash overdraft                                                        495,720
Dividends payable                                                     216,066
Distribution fees payable                                             160,710
Adviser and Administrator fees payable                                133,521
Accrued expenses                                                       23,332
    Total liabilities                                               4,401,075

NET ASSETS                                                      $ 394,417,680

Net Assets consist of:
Capital Stock - Authorized an unlimited number of shares,
  par value $.01 per share                                      $     374,037
Additional paid-in capital                                        378,119,554
Accumulated net gain on investments                                   909,353
Net unrealized appreciation on investments                         15,014,736
                                                                $ 394,417,680

CLASS A
  Net Assets                                                    $ 394,402,168
  Capital shares outstanding                                       37,402,215
  Net asset value and redemption price per share                       $10.54
  Offering price per share (100/96 of $10.54 adjusted
    to nearest cent)                                                   $10.98

CLASS C
  Net Assets                                                    $      15,406
  Capital shares outstanding                                            1,461
  Net asset value and offering price per share                  $       10.54
  Redemption price per share (*varies by length of time
     shares are held)                                           $         *

CLASS Y
  Net Assets                                                    $         106
  Capital shares outstanding                                               10
  Net asset value, offering and redemption price per share      $       10.54

              See accompanying notes to financial statements.

                        TAX-FREE TRUST OF ARIZONA
                         STATEMENT OF OPERATIONS
            FOR THE SIX MONTHS ENDED DECEMBER 31, 1996 (UNAUDITED)

INVESTMENT INCOME:
    Interest income                                              $ 11,365,707

Expenses:
    Investment Adviser fees (note B)                  $ 394,837
    Administrator fees (note B)                         394,837
    Distribution fees (note B)                          298,747
    Transfer and shareholder servicing agent fees       136,000
    Trustees' fees and expenses                          42,000
    Legal fees                                           38,000
    Shareholders' meeting, reports, and proxy
      statements                                         29,000
    Registration fees and dues                           18,000
    Custodian fees (note F)                              17,938
    Audit and accounting fees                            16,000
    Insurance                                             3,000
    Miscellaneous                                        28,037
                                                      1,416,396

    Expenses paid indirectly (note F)                   (17,938)
      Net expenses                                                  1,398,458
      Net investment income                                         9,967,249

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Net realized gain from securities transactions    1,140,835
    Change in unrealized appreciation on
      investments                                     5,269,214

    Net realized and unrealized gain on investments                 6,410,049

    Net increase in net assets resulting from
       operations                                                 $16,377,298

                 See accompanying notes to financial statements.

                      TAX-FREE TRUST OF ARIZONA
                STATEMENTS OF CHANGES IN NET ASSETS
                            (UNAUDITED)

                                          SIX MONTHS ENDED      YEAR ENDED
                                          DECEMBER 31, 1996     JUNE 30, 1996
OPERATIONS:
 Net investment income                          $ 9,967,249      $ 20,522,796
 Net realized gain from securities
    transactions                                  1,140,835         3,478,590
 Change in unrealized appreciation on
    investments                                   5,269,214        (3,409,293)
   Change in net assets resulting from
      operations                                 16,377,298        20,592,093

DISTRIBUTIONS TO SHAREHOLDERS (NOTE E):
 Class A Shares:
 Net investment income                           (9,985,040)      (20,402,751)
 Distributions in excess of net investment
   income                                          (242,323)                -
 Net realized gain on investments                         -                 -

 Class C Shares:
 Net investment income                                 (144)              (30)
 Distributions in excess of net investment
   income                                                (5)                -
 Net realized gain on investments                         -                 -

 Class Y Shares:
 Net investment income                                   (4)                -
 Distributions in excess of net investment
   income                                                 -                 -
 Net realized gain on investments                         -                 -
   Change in net assets from distributions      (10,227,516)      (20,402,781)

CAPITAL SHARE TRANSACTIONS (NOTE G):
 Proceeds from shares sold                       15,405,615        40,514,488
 Reinvested dividends and distributions           5,240,172        10,491,841
 Cost of shares redeemed                        (21,466,677)      (42,852,271)
   Change in net assets  from capital share
      transactions                                 (820,890)        8,154,058
   Change in net assets                           5,328,892         8,343,370

NET ASSETS:
 Beginning of period                            389,088,788       380,745,418
 End of period                                 $394,417,680     $ 389,088,788

              See accompanying notes to financial statements.

                      TAX-FREE TRUST OF ARIZONA
                    NOTES TO FINANCIAL STATEMENTS
                          (UNAUDITED)

NOTE A - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

    Tax-Free Trust of Arizona (the "Trust"), a non-diversified, open-end investment company, was organized on October 17, 1985, as a Massachusetts business trust and commenced operations on March 13, 1986. The Trust is authorized to issue an unlimited number of shares and, since its inception to April 1, 1996, offered only one class of shares. On that date, the Trust began offering two additional classes of shares, Class C and Class Y shares. All shares outstanding prior to that date were designated as Class A shares and, as was the case since inception, are sold with a front-payment sales charge and bear an annual service fee. Class C shares are sold with a level-payment sales charge with no payment at time of purchase but level service and distribution fees from date of purchase through a period of six years thereafter. A contingent deferred sales charge is assessed to any Class C shareholder who redeems shares of this Class within one year from the date of purchase. The Class Y shares are only offered to institutions acting for an investor in a fiduciary, advisory, agency, custodian or similar capacity. They are not available to individual retail investors. Class Y shares are sold at net asset value without any sales charge, redemption fees, contingent deferred sales charge or distribution or service fees. All classes of shares represent interests in the same portfolio of investments in the Trust and are identical as to rights and privileges. They differ only with respect to the effect of sales charges, the distribution and/or service fees borne by the respective class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

    The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

    (1) PORTFOLIO VALUATION: Municipal securities which have remaining maturities of more than 60 days are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services; in the case of securities for which market quotations are readily available, securities are valued at the mean of bid and asked quotations and, in the case of other securities, at fair value determined under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase was 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeded 60 days.

          In Fiscal 1997, the Trust began amortizing bond premium using the constant yield method. Accordingly, net unrealized appreciation and additional paid-in capital have been adjusted by equal amounts at the beginning of the year. This change had no effect on the Trust's net asset value or distribution policy and conforms to the amortization policy followed by the Trust for Federal tax purposes.

    (2) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue discount. Market discount is recognized upon disposition of the security.

    (3) FEDERAL INCOME TAXES: It is the policy of the Trust to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Trust intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

    (4) ALLOCATION OF EXPENSES: Expenses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class.

    (5) USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE B - MANAGEMENT ARRANGEMENTS AND FEES AND OTHER TRANSACTIONS WITH
AFFILIATES:

    Management affairs of the Trust are conducted through two separate management arrangements.

    Bank One, Arizona, NA (the "Adviser"), formerly known as The Valley National Bank of Arizona, became Investment Adviser to the Trust in March, 1986. In this role, under an Investment Advisory Agreement, the Adviser supervises the Trust's investments and provides various services to the Trust, including maintenance of the Trust's accounting books and records, for which it is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.20 of 1% of the net assets of the Trust.

    The Trust also has an Administration Agreement with Aquila Management Corporation (the "Administrator"), the Trust's founder and sponsor. Under this Agreement, the Administrator provides all administrative services, other than those relating to the management of the Trust's investments. These include providing the office of the Trust and all related services as well as overseeing the activities of all the various support organizations to the Trust such as the shareholder servicing agent, custodian, legal counsel, auditors and distributor. For its services, the Administrator is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.20 of 1% of the net assets of the Trust.

    Specific details as to the nature and extent of the services provided by the Adviser and the Administrator are more fully defined in the Trust's Prospectus and Statement of Additional Information.

    The Adviser and the Administrator each agrees that the above fees shall be reduced, but not below zero, by an amount equal to one-half of the amount, if any, by which the total expenses of the Trust in any fiscal year, exclusive of taxes, interest and brokerage fees, shall exceed the lesser of
(i) 2.5% of the first $30 million of average annual net assets of the Trust plus 2% of the next $70 million of such assets and 1.5% of its average annual net assets in excess of $100 million, or (ii) 25% of the Trust's total annual investment income. The payment of the above fees at the end of any month will be reduced or postponed so that at no time will there be any accrued but unpaid liability under this expense limitation. No such reduction in fees was required during the six months ended December 31, 1996.

    For the six months ended December 31, 1996, the Trust incurred fees under the Advisory Agreement and Administration Agreement of $394,837 and $394,837, respectively.

    Under a Distribution Agreement, Aquila Distributors, Inc. (the "Distributor") serves as the exclusive distributor of the Trust's shares. Through agreements between the Distributor and various broker-dealer firms ("dealers"), the Trust's shares are sold primarily through the facilities of these dealers having offices within Arizona, with the bulk of sales commissions inuring to such dealers. For the six months ended December 31, 1996, the Distributor received sales commissions in the amount of $51,685.

    The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 (the "Rule") under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Trust is authorized to make service fee payments to broker-dealers or others ("Qualified Recipients") selected by the Distributor, including, but not limited to, any principal underwriter of the Trust, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Trust's shares or servicing of shareholder accounts. The Trust makes payment of this service fee at the annual rate of 0.15% of the Trust's average net assets represented by Class A Shares. For the six months ended December 31, 1996, service fees on Class A Shares amounted to $298,713, of which the Distributor received $8,616.

    Under another part of the Plan, the Trust is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Trust's Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Trust's net assets represented by Class C Shares and for the six months ended December 31, 1996, amounted to $25, of which the Distributor received $25.

    In addition, under a Shareholder Services Plan, the Trust is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Trust's net assets represented by Class C Shares and for the six months ended December 31, 1996, amounted to $9, of which the Distributor received $9.

    Specific details about the Plans are more fully defined in the Trust's Prospectus and Statement of Additional Information.

NOTE C - PURCHASES AND SALES OF SECURITIES:

    During the six months ended December 31, 1996, purchases of securities and proceeds from the sales of securities aggregated $37,487,206 and $40,294,692, respectively.

    At December 31, 1996, aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost amounted to $15,471,359 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value amounted to $456,623 for a net unrealized appreciation of $15,014,736.

NOTE D - PORTFOLIO ORIENTATION:

    Since the Trust invests principally and may invest entirely in double tax-free municipal obligations of issuers within Arizona, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Arizona and whatever effects these may have upon Arizona issuers' ability to meet their obligations. The Trust is also permitted to invest in U.S. territorial municipal obligations meeting comparable quality standards and providing income which is exempt from both regular Federal and Arizona income taxes. The general policy of the Trust is to invest in such securities only when comparable securities of Arizona issuers are not available in the market. At December 31, 1996, the Trust had 3.9% of its total net assets invested in eight Puerto Rico municipal issues.

NOTE E - DISTRIBUTIONS:

    The Trust declares dividends daily from net investment income and makes payments monthly in additional shares at the net asset value per share or in cash, at the shareholder's option. Net realized capital gains, if any, are distributed annually.

    The Trust intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Arizona income taxes. However, due to differences between financial reporting and Federal income tax reporting requirements, distributions made by the Trust may not be the same as the Trust's net investment income, and/or net realized securities gains. Further, a small portion of the dividends may, under some circumstances, be subject to ordinary income taxes. For certain shareholders, some dividend income may, under some circumstances, be subject to the alternative minimum tax. Also, annual capital gains distributions, if any, are taxable.

NOTE F - CUSTODIAN FEES:

    The Trust has negotiated an expense offset arrangement with its custodian, Bank One Trust Company, N.A., an affiliate of the Adviser, wherein it receives credit toward the reduction of custodian fees whenever there are uninvested cash balances. During the six months ended December 31, 1996, the Trust's custodian fees amounted to $17,938, all of which was offset by such credits. It is the general intention of the Trust to invest, to the extent practicable, some or all of cash balances in income-producing assets rather than leave cash on deposit with the custodian.

NOTE G - CAPITAL SHARE TRANSACTIONS:

Transactions in Capital Shares of the Trust were as follows:

                             Six Months Ended              Year Ended
                             December 31, 1996            June 30, 1996
                             Shares      Amount         Shares      Amount
CLASS A SHARES:
 Proceeds from shares sold  1,472,780   $15,395,616    3,904,052   $40,508,288
 Reinvested dividends and
   distributions              499,934     5,240,024    1,001,618    10,491,806
 Cost of shares redeemed   (2,051,965)  (21,465,568)  (4,132,065)  (42,852,271)
   Net change                 (79,251)   $ (829,928)     773,605    $8,147,823

                                                               Period Ended
                                                              June 30, 1996*
                                                           Shares      Amount
CLASS C SHARES:
 Proceeds from shares sold        952      $10,000           587        $6,100
 Reinvested dividends and
   distributions                   13           145            3            33
 Cost of shares redeemed          (95)       (1,107)           -             -
 Net change                       870        $9,038          590        $6,133

                                                               Period Ended
                                                              June 30, 1996*
                                                            Shares      Amount
 CLASS Y SHARES:
 Proceeds from shares sold          -            $-           10          $100
 Reinvested dividends and
   distributions                    -             -            -             2
 Cost of shares redeemed            -             -            -             -
 Net change                         -             -           10          $102

Total transactions in Trust
  shares                      (78,381)    $ (820,890)    774,205    $8,154,058

* From April 1, 1996 (date of inception) through June 30, 1996.

                        TAX-FREE TRUST OF ARIZONA
                          FINANCIAL HIGHLIGHTS
                              (UNAUDITED)

For a share outstanding throughout each period

                         Six Months               Class A (1)
                           Ended                Year Ended June 30
                       Dec. 31, 1996   1996    1995     1994      1993    1992
Net Asset Value,
  Beginning of Period       $10.38   $10.37   $10.16   $10.84   $10.36   $9.92

Income from Investment
  Operations:
  Net investment income       0.27     0.55     0.56     0.57     0.62    0.66
  Net gain (loss) on
    securities (both
    realized and
    unrealized)               0.17     0.01     0.21    (0.60)    0.54    0.43
  Total from Investment
    Operations                0.44     0.56     0.77    (0.03)    1.16    1.09

Less Distributions:
  Dividends from net
    investment income        (0.28)   (0.55)   (0.56)   (0.57)   (0.62)  (0.65)
  Distributions from
    capital gains              -        -        -      (0.08)   (0.06)    -
  Total Distributions        (0.28)   (0.55)   (0.56)   (0.65)   (0.68)  (0.65)

Net Asset Value, End
  of Period                 $10.54   $10.38   $10.37   $10.16   $10.84  $10.36

Total Return (not
  reflecting sales
  charge) (%)                 4.25#    5.49     7.89    (0.38)   11.45   11.36

Ratios/Supplemental Data
  Net Assets, End of
    Period ($ thousands)   394,402  389,083  380,745  372,093  349,920  237,433
  Ratio of Expenses to
    Average Net Assets (%)    0.70*    0.72     0.74     0.70     0.65    0.57
  Ratio of Net Investment
    Income to Average Net
    Assets (%)                5.06*    5.30     5.55     5.36     5.76    6.37
  Portfolio Turnover
    Rate (%)                  9.65    27.37    34.44    31.20    18.78   23.53
Net investment income per share and the ratios of income and expenses to average net assets without the Adviser's and Administrators voluntary waiver of fees and the expense offset in custodian fees for uninvested cash balances would have been:
Net Investment Income ($)     0.27     0.55     0.56     0.57     0.61    0.65
Ratio of Expenses to
   Average Net Assets (%)     0.71*    0.73     0.74     0.71     0.73    0.70
Ratio of Net Investment
   Income to Average Net
   Assets (%)                 5.05*    5.30     5.55     5.35     5.67    6.24

(1) Designated as Class A Shares on April 1, 1996.

#   Not annualized.

*   Annualized.

               See accompanying notes to financial statements.

                       TAX-FREE TRUST OF ARIZONA
                    FINANCIAL HIGHLIGHTS (CONTINUED)
                                (UNAUDITED)

For a share outstanding throughout each period

                                     Class C(1)                  Class Y(1)
                                Six Months   Period(2)   Six Months  Period(2)
                                Ended        Ended       Ended       Ended
                                Dec. 31,     June 30,    Dec. 31,    June 30,
                                1996         1996        1996        1996
Net Asset Value,
   Beginning of Period             $10.38      $10.45      $10.38      $10.45

Income from Investment
   Operations:
   Net investment income             0.22        0.13        0.28        0.15
   Net gain (loss) on
     securities (both realized
     and unrealized)                 0.17       (0.07)       0.16       (0.07)
   Total from Investment
     Operations                      0.39        0.06        0.44        0.08

Less Distributions:
   Dividends from net
     investment income              (0.23)      (0.13)      (0.28)      (0.15)
   Distributions from capital
     gains                            -           -           -           -
   Total Distributions              (0.23)      (0.13)      (0.28)      (0.15)

Net Asset Value, End of Period     $10.54      $10.38      $10.54      $10.38

Total Return (not reflecting
  sales charge) (%)                 3.81#       0.57#       5.21#       0.76#

Ratios/Supplemental Data
   Net Assets, End of Period
     ($ thousands)                     15           6         0.1         0.1
   Ratio of Expenses to Average
     Net Assets (%)                 1.54*       0.40#       0.54*       0.15#
   Ratio of Net Investment
     Income to Average Net
      Assets (%)                    4.25*        1.17#       5.21*      1.42#
   Portfolio Turnover Rate (%)       9.65        27.37        9.65      27.37

Net investment income per share and the ratios of income and expenses to average net assets without the expense offset in custodian fees for uninvested cash balances would have been:
   Net Investment Income ($)         0.22         0.04        0.28       0.15
   Ratio of Expenses to Average
     Net Assets (%)                 1.55*        0.40#       0.55*      0.15#
   Ratio of Net Investment Income
     to Average Net Assets (%)      4.24*        1.17#       5.20*      1.42#

(1) New Class of Shares established on April 1, 1996.

(2) From April 1, 1996 to June 30, 1996.

 #  Not annualized.

 *  Annualized.

               See accompanying notes to financial statements.

REPORT ON THE ANNUAL AND SPECIAL MEETINGS OF SHAREHOLDERS (UNAUDITED)

        The Annual Meeting of Shareholders of the Tax-Free Trust of Arizona (the "Trust") was held on October 28, 1996.* At the meeting, the following matters were submitted to a shareholder vote and approved:

    (i) the election of Lacy B. Herrmann, Philip E. Albrecht, Arthur K. Carlson, Thomas W. Courtney, William L. Ensign, Diana P. Herrmann, John C. Lucking, Anne J. Mills, and William T. Quinsler as Trustees to hold office until the next annual meeting of the Trust's shareholders or until his or her successor is duly elected (each Trustee received at least 233,506,702.16 affirmative votes (98.33%); no more than 3,953,930.47 votes (1.67%) were withheld for any Trustee), and

    (ii) the ratification of the selection of KPMG Peat Marwick LLP as the Trust's independent auditors for the fiscal year ending June 30, 1997 (votes for: 226,994,186.96 (95.59%); votes against:
          755,311.06  (0.32%); abstentions: 9,711,134.65 (4.09%); broker non-votes: 0  (0.00%)).

_______________________________________

*On the record date for the Annual Meeting, the holders of 37,512,699 Class A Shares, 592 Class C Shares, and 10 Class Y Shares were outstanding and entitled to vote representing a total net asset value of $396,515,589.49. The holders of shares entitled to vote representing a total net asset value of $237,460,632.63 (59.89%) were present in person or by proxy at the meeting.